Debt - Components of Debt Interest Expense (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Line of Credit Facility [Line Items]
Amortization of debt issuance costs	$ 40	$ 1,841
Total interest and credit facility fees expense	118	24,798
Cash paid for interest expense		21,609
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense	0	18,879
Credit facility fees	0	1,652
Amortization of debt issuance costs	0	1,322
Total interest and credit facility fees expense	0	21,853
Cash paid for interest expense	$ 0	$ 19,954
Average stated interest rate	0.00%	7.16%
Average outstanding balance	$ 0	$ 259,901
SG Funding Facility
Line of Credit Facility [Line Items]
Average outstanding balance		38,365
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Stated interest expense		1,323
Credit facility fees		1,103
Amortization of debt issuance costs		519
Total interest and credit facility fees expense		2,945
Cash paid for interest expense		$ 1,655
Average stated interest rate		7.86%